AFS and HTM Debt Securities, Unrealized Loss Position, by Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale debt securities:
Gross unrealized losses	$ (387)	$ (4,218)
Fair Value	263,459	269,912
Held-to-maturity debt securities:
Gross unrealized losses	(69)	(2,819)
Fair value	156,860	142,115
Total AFS and HTM Debt securities:
Gross unrealized losses	(456)	(7,037)
Fair Value	420,319	412,027
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(1)	(106)
Fair Value	14,960	13,348
Held-to-maturity debt securities:
Gross unrealized losses	(19)	(415)
Fair value	46,139	44,340
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(36)	(446)
Fair Value	40,337	49,264
Held-to-maturity debt securities:
Gross unrealized losses	(13)	(116)
Fair value	13,759	6,200
Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(171)	(3,167)
Fair Value	167,214	160,203
Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(164)	(3,140)
Fair Value	162,453	153,203
Held-to-maturity debt securities:
Gross unrealized losses	(37)	(2,288)
Fair value	96,925	91,509
Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	(1)	(5)
Fair Value	827	2,775
Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(6)	(22)
Fair Value	3,934	4,225
Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(32)	(90)
Fair Value	6,563	6,271
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	(123)	(396)
Fair Value	29,695	35,343
Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(24)	(13)
Fair Value	4,690	5,483
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	37	66
Unrated Investment Grade Securities [Member]
Total AFS and HTM Debt securities:
Gross unrealized losses	(7)	(20)
Fair Value	2,200	5,200
Investment grade [Member]
Available-for-sale debt securities:
Gross unrealized losses	(340)	(4,113)
Fair Value	59,710	181,050
Held-to-maturity debt securities:
Gross unrealized losses	(57)	(2,809)
Fair value	7,087	128,545
Total AFS and HTM Debt securities:
Gross unrealized losses	(397)	(6,922)
Fair Value	66,797	309,595
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(1)	(106)
Fair Value	2,423	6,702
Held-to-maturity debt securities:
Gross unrealized losses	(19)	(415)
Fair value	989	41,978
Investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(32)	(425)
Fair Value	5,019	18,447
Held-to-maturity debt securities:
Gross unrealized losses	(13)	(116)
Fair value	670	4,590
Investment grade [Member] | Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(168)	(3,162)
Fair Value	28,755	125,525
Investment grade [Member] | Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	(164)	(3,140)
Fair Value	27,448	123,231
Held-to-maturity debt securities:
Gross unrealized losses	(25)	(2,278)
Fair value	5,428	81,977
Investment grade [Member] | Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	(1)	(2)
Fair Value	149	295
Investment grade [Member] | Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3)	(20)
Fair Value	1,158	1,999
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3)	(17)
Fair Value	155	791
Investment grade [Member] | Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	(123)	(396)
Fair Value	21,859	28,859
Investment grade [Member] | Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(13)	(7)
Fair Value	1,499	726
Non-investment grade [Member]
Available-for-sale debt securities:
Gross unrealized losses	(47)	(105)
Fair Value	1,203	2,264
Held-to-maturity debt securities:
Gross unrealized losses	(12)	(10)
Fair value	428	399
Total AFS and HTM Debt securities:
Gross unrealized losses	(59)	(115)
Fair Value	1,631	2,663
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Gross unrealized losses	(4)	(21)
Fair Value	175	316
Held-to-maturity debt securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Mortgage-backed securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3)	(5)
Fair Value	84	224
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Held-to-maturity debt securities:
Gross unrealized losses	(12)	(10)
Fair value	428	399
Non-investment grade [Member] | Residential [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	(3)
Fair Value	0	172
Non-investment grade [Member] | Commercial [Member]
Available-for-sale debt securities:
Gross unrealized losses	(3)	(2)
Fair Value	84	52
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale debt securities:
Gross unrealized losses	(29)	(73)
Fair Value	364	1,472
Non-investment grade [Member] | Collateralized loan obligations [Member]
Available-for-sale debt securities:
Gross unrealized losses	0	0
Fair Value	0	0
Non-investment grade [Member] | Other [Member]
Available-for-sale debt securities:
Gross unrealized losses	(11)	(6)
Fair Value	$ 580	$ 252